Operating Costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Staff costs:
Share-based payment expense		£ 72	£ 67	£ 84
Depreciation of right-of-use assets		649
Total operating costs		19,622	20,007	20,342
Before Specific Items
Staff costs:
Wages and salaries		4,203	4,264	4,229
Social security costs		426	440	461
Other pension costs		626	611	624
Share-based payment expense		72	67	84
Total staff costs		5,327	5,382	5,398
Own work capitalised		(903)	(834)	(798)
Net staff costs		4,424	4,548	4,600
Net indirect labour costs		354	267	315
Net labour costs		4,778	4,815	4,915
Product costs and sales commissions		4,440	4,464	4,429
Payments to telecommunications operators		1,749	2,059	2,306
Property and energy costs		1,004	1,325	1,285
Network operating and IT costs		898	1,026	963
TV programme rights charges		870	841	763
Provision and installation		604	624	657
Marketing and sales		303	322	317
Other operating costs		494	831	830
Other operating income		(223)	(240)	(224)
Depreciation of right-of-use assets		671
Amortisation of intangible assets		1,173	1,154	1,123
Total operating costs		19,213	19,613	19,755
Operating costs before specific items include the following:
Leaver costs		15	17	50
Research and development expenditure		662	643	632
Operating lease charges		0	801	732
Foreign currency gains		(12)	(11)	0
Inventories recognised as an expense		2,447	2,388	2,588
Government grants		0	(3)	(3)
Specific Items
Staff costs:
Total operating costs	[1]	409	394	587
Owned assets | Before Specific Items
Staff costs:
Depreciation of owned assets/Held under finance lease		£ 2,452	2,390	2,381
Held under finance leases | Before Specific Items
Staff costs:
Depreciation of owned assets/Held under finance lease			£ 2	£ 10

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.